INCOME TAXES	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The Manager does not currently carry a provision (benefit) for taxes.
As of June 30, 2023 and December 31, 2022, the Manager did not have any material unrecognized tax benefits related to uncertain tax positions and had no material temporary differences.
The Manager files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the company is subject to examination by Canadian and foreign tax authorities. As of June 30, 2023, no tax returns are subject to examination.